Significant accounting policies (Details) - HORIZON SPACE ACQUISITION II CORP - USD ($)		3 Months Ended		12 Months Ended
	Feb. 12, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Line Items]
Interest expense		$ 252,293	$ 0
Investment held in trust account		39,390,860		$ 72,924,060	$ 69,344,530
Interest and dividend income on investments held in trust		588,076	$ 726,071
Cash		$ 9,586		$ 7,917	$ 646,720
Ordinary shares redeemed by shareholders		3,219,311
Redemption amount paid to shareholders		$ 34,221,276
Redeemable ordinary shares outstanding		3,502,404		0
Ordinary shares subject to possible redemption		178,285		6,900,000
Federal deposit insurance corporation (FDIC) insurance coverage		$ 250,000		$ 250,000
Stock Redeemed or Called During Period, Shares		178,285		6,900,000	6,900,000
Ordinary Shares Subject to Redemption [Member]
Accounting Policies [Line Items]
Ordinary shares subject to redemption liability		$ 37,482,848
Number of ordinary shares submitted for redemption	3,502,404
Share redemption price per share	$ 10.63
Initially measured liability	$ 37,230,555
Interest expense	$ 252,293
Stock Redeemed or Called During Period, Shares		3,219,311
Proceeds for Redemption		$ 34,221,276
Business Combination EGM
Accounting Policies [Line Items]
Number of ordinary shares submitted for redemption	3,502,404
Ordinary shares subject to possible redemption	3,502,404
Stock Redeemed or Called During Period, Shares		3,219,311
Proceeds for Redemption		$ 34,221,276